Contingencies and restrictions (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guarantee One [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Australian and New Zealand Bank
Debtor Name	SQM North America Corp
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	$ 0
Guarantee Two [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Australian and New Zealand Bank
Debtor Name	SQM Europe N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Three [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Generale Bank
Debtor Name	SQM North America Corp
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Four [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Generale Bank
Debtor Name	SQM Europe N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Five [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Kredietbank
Debtor Name	SQM North America Corp
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Six [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Kredietbank
Debtor Name	SQM Europe N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Seven [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Banks and financial institutions
Debtor Name	SQM Investment Corp. N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Eight [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Banks and financial institutions
Debtor Name	SQM Europe N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Nine [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Banks and financial institutions
Debtor Name	SQM North America Corp
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Ten [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Banks and financial institutions
Debtor Name	Nitratos Naturais do Chile Ltda.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Eleven [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Banks and financial institutions
Debtor Name	SQM México S.A. de C.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Twelve [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Banks and financial institutions
Debtor Name	SQM Brasil Ltda.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Thirteen [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	“BNP”
Debtor Name	SQM Investment Corp. N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Fourteen [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Sociedad Nacional de Mineria A.G.
Debtor Name	SQM Potasio S.A.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Fifteen [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Scotiabank& Trust (Cayman) Ltd.
Debtor Name	Royal Seed Trading A.V.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Sixteen [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Scotiabank& Trust (Cayman) Ltd.
Debtor Name	Royal Seed Trading A.V.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Seventeen [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Bank of America
Debtor Name	Royal Seed Trading A.V.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Eighteen [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Export Development Canada
Debtor Name	Royal Seed Trading A.V.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Nineteen [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	The Bank of Tokyo-Mitsubishi UFJ Ltd.
Debtor Name	Royal Seed Trading A.V.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Twenty [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	JP Morgan Chase Bank
Debtor Name	SQM Industrial S.A.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Twenty One [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	The Bank of Nova Scotia
Debtor Name	SQM Investment Corp. N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Twenty Two [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Credit Suisse International
Debtor Name	SQM Investment Corp. N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Twenty Three [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Morgan Stanley Capital Services
Debtor Name	SQM Investment Corp. N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Twenty Four [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	The Bank of Tokyo-Mitsubishi UFJ Ltd.
Debtor Name	SQM Investment Corp. N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Twenty Five [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	HSBC
Debtor Name	SQM Investment Corp. N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	0
Guarantee Twenty Six [Member]
Disclosure of contingent liabilities [line items]
Creditor of the guarantee	Deutsche Bank AG
Debtor Name	SQM Investment Corp. N.V.
Relationship with debtor	Subsidiary
Type of guarantee	Bond
Guarantor obligations, carrying value	$ 0	$ 0